Share-based awards- Partner Capital Investment Plan (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Share-based awards
Number of shares underlying available for offering	276,575,864
Share-based compensation expense | ¥	¥ 50,120	¥ 31,742	¥ 37,491
Partner Capital Investment Plan | Subscription rights
Share-based awards
Number of restricted shares each right entitles the holder to purchase after the Share Subdivision	8	8	8	8	8	8	8	8	8
Agreed-upon exercise price | $ / shares							$ 14.50	$ 14.50	$ 14.50
Subscription period	10 years	10 years	10 years	10 years	10 years	10 years	4 years	4 years	4 years
Restriction period for the transfer shares							8 years	8 years	8 years
Number of shares underlying	149,957,904
Number of shares underlying available for offering	24,889,472
Unamortized compensation costs | ¥	¥ 452
Weighted average period over which unamortized compensation costs expected be recognized	4 years
Share-based compensation expense | ¥	¥ 224	¥ 425	¥ 409
Granted	0
Subscription right fair value assumptions
Risk-free interest rate		1.64%	2.94%
Expected dividend yield		0.00%	0.00%
Expected life (years)		8 years 3 months	8 years 3 months
Expected volatility		33.10%	33.00%
Partner Capital Investment Plan | Subscription rights | Minimum
Share-based awards
Agreed-upon exercise price | $ / shares				$ 23.00	$ 23.00	$ 23.00				$ 23.00	$ 23.00	$ 23.00
Partner Capital Investment Plan | Subscription rights | Maximum
Share-based awards
Agreed-upon exercise price | $ / shares				$ 26.00	$ 26.00	$ 26.00				$ 26.00	$ 26.00	$ 26.00